Goodwill and Other Intangibles - Future Amortization (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Goodwill and Other Intangibles
2020	$ 273
2021	221
2022	204
2023	204
2024	204
Thereafter	2,502
Total future amortization	$ 3,608